SCHEDULE OF CONTRACT ASSETS NET OF ALLOWANCE FOR CREDIT LOSS (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Revenue from Contract with Customer [Abstract]
Contract assets	$ 912,349	$ 556,239
Less: allowance for expected credit loss	(14,940)	(12,401)	$ (1,102)
Total	$ 897,409	$ 543,838